Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Financial instruments by category

17   Financial instruments by category

The Group holds the following financial instruments:

		As at December 31,
		2023	2024
		RMB’000	RMB’000
	Note
Financial assets
Financial assets at amortized cost
- Trade receivables	20	710,669	506,535
- Prepayments and other receivables (excluding non-financial asset items)	21	661,123	159,601
- Financial assets measured at amortized cost from virtual bank	22	3,081	—
- Restricted cash and time deposits over three months	24	452,883	51,940
- Cash and cash equivalents	25	1,379,473	1,947,922
Financial assets measured at fair value through other comprehensive income (FVOCI)	18	2,226,138	—
Financial assets at fair value through profit or loss (FVTPL)	23	925,204	455,016
Derivative financial asset
- Held at FVTPL	33	38,008	40,356
Total		6,396,579	3,161,370

Financial liabilities
Liabilities at amortized cost
- Trade and other payables (excluding non-financial liability items)	29	1,318,449	695,059
- Short-term borrowings	30	251,732	19,160
- Customer deposits	31	2,261,214	—
- Other financial liablilties from virtual bank	32	54,373	—
Total		3,885,768	714,219